Retirement Plans - Reconciliation of Funded Status (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 293.3	$ 3.2	$ 3.2	$ 3,631.1
Interest cost	2.7	0.0	2.4	147.3	$ 161.7
Actuarial gain			(24.7)	(254.0)
Plan transfer			317.0	(3,363.2)
Benefits paid			(4.6)	(158.0)
Benefit obligation at end of year			293.3	3.2	3,631.1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	235.8	0.0	0.0	3,219.9
Actual return on assets			(9.6)	(33.8)
Employer contributions			1.3	0.0
Plan transfer			248.7	(3,028.1)
Benefits paid			(4.6)	(158.0)
Fair value of plan assets at end of year			235.8	0.0	$ 3,219.9
Funded status at end of year			(57.5)	(3.2)
Other Postretirement Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1.2	0.0	0.0
Interest cost			0.0
Actuarial gain			(0.3)
Plan transfer			1.5
Benefits paid			0.0
Benefit obligation at end of year			1.2	0.0
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 0.0	$ 0.0	0.0
Actual return on assets			0.0
Employer contributions			0.0
Plan transfer			0.0
Benefits paid			0.0
Fair value of plan assets at end of year			0.0	$ 0.0
Funded status at end of year			$ (1.2)